Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Schedule of commitments, guarantees and contingent liabilities

Commitments, guarantees and contingent liabilities can be described as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Guarantees	112,381	99,535
of which secured	4,707	4,707
Total Guarantees	112,381	99,535